Subsequent Events (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Net proceeds of common stock amount				$ 449,500
Directors [Member]
Subsequent Events (Textual)
Number of shares authorized increased		$ 1,833,333
Restricted common stock to officers		$ 130,000
Options to purchase of common stock		106,667
Options to purchase, exercise price		4.20
Existing options that previously vested, description		The Company accelerated vesting to 2018 on 100,000 existing options that previously vested in 2021.
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock issued, Shares	1,666,669
Gross proceeds of common stock amount	$ 9,000,000
Net proceeds of common stock amount	$ 8,300,000
Stock split	1 for 3